FAIR VALUE MEASUREMENTS - Narrative (Details)	Oct. 14, 2020 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 10, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Redemption value (in dollars per share)			$ 18.00
Fair value of Series H preferred stock (in dollars per share)		$ 9.20	9.20
IPOE.WS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Series H preferred stock (in dollars per share)			$ 3.53
Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities | $	$ 44,156,250		$ 99,281,250	$ 0
Initial Public Offering
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of public warrants that each unit consists (in shares)	0.25
Warrant price (in dollars per warrant)	$ 1.57
Initial Public Offering | Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities | $	$ 31,596,250		71,041,250	0
Private placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant price (in dollars per warrant)	$ 1.57
Private placement | Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities | $	$ 12,560,000		$ 28,240,000	$ 0